ACCOUNTS RECEIVABLE, NET (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Balance at the beginning of year	$ 12,138	75,617	73,292	73,306
Additional allowance for doubtful accounts	0	0	3,000	2
Write-off of accounts receivable against the allowance for doubtful accounts	0	0	0	(16)
Write back on allowance for doubtful accounts	0	0	(675)	0
Disposal of subsidiaries	(7,824)	(48,746)	0	0
Balance at the end of year	$ 4,314	26,871	75,617	73,292